16. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On July 18, 2013, the Company issued 500,000 restricted shares of its common stock to WEM Equity Capital Investments, Ltd. as payment in full for debts owed by its subsidiary, Avant Diagnostics, Inc. to WEM Equity Capital Investments.  The total debt amount owed was $65,000 plus interest.